Expense Example - UVA Unconstrained Medium-Term Fixed Income ETF [Member]	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 976